Condensed Financial Information of Parent Company - Company Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Non-current assets
Investments	$ 28,500		$ 24,000		$ 16,200
Deferred tax	30,600		46,700
Total non-current assets	978,200		484,000
Current assets
Trade and other receivables	10,993,200		7,553,200
Derivative instruments	2,320,700		1,163,500
Cash and cash equivalents	2,881,200	[1]	2,556,600	[1]	1,483,500	[1]	$ 910,100
Total current assets	33,696,900		23,828,500
Total assets	34,675,100		24,312,500
Current liabilities
Trade and other payables	12,956,400		9,740,400
Derivative instruments	2,234,400		751,700
Corporate tax	8,500		41,900
Debt securities	3,394,300		2,119,600
Total current liabilities	30,963,400		21,779,200
Non-current liabilities
Debt securities	2,327,300		1,484,900
Total non-current liabilities	2,448,100		1,556,400
Total liabilities	33,411,500		23,335,600
Total net assets	1,263,600		976,900
Equity
Share capital	116		115
Share premium	227,200		202,600
Retained earnings	982,000		722,400
Own shares	(58,500)		(23,200)
Other reserves	15,400		(22,600)
Total equity attributable to the ordinary shareholders of the Group	1,166,200		879,300
Additional Tier 1 capital (AT1)	97,600		97,600
Total equity	1,263,600		976,900
Separate
Non-current assets
Investments	7,100		4,500
Investments in subsidiaries	776,900		612,200
Deferred tax	4,400		5,100
Subordinated loans due from group undertakings	55,000		68,200
Total non-current assets	843,400		690,000
Current assets
Trade and other receivables	2,757,800		1,777,200
Derivative instruments	58,300		62,100
Cash and cash equivalents	291,400		389,700		$ 10,900		$ 0
Total current assets	3,107,500		2,229,000
Total assets	3,950,900		2,919,000
Current liabilities
Trade and other payables	293,600		239,700
Derivative instruments	18,000		103,600
Corporate tax	200		200
Debt securities	1,178,100		835,400
Total current liabilities	1,489,900		1,178,900
Non-current liabilities
Debt securities	2,031,500		1,290,900
Total non-current liabilities	2,031,500		1,290,900
Total liabilities	3,521,400		2,469,800
Total net assets	429,500		449,200
Equity
Share capital	100		100
Share premium	227,200		202,600
Retained earnings	175,800		186,800
Own shares	(58,500)		(23,200)
Other reserves	(12,700)		(14,700)
Total equity attributable to the ordinary shareholders of the Group	331,900		351,600
Additional Tier 1 capital (AT1)	97,600		97,600
Total equity	$ 429,500		$ 449,200

[1]	1.Cash and cash equivalents includes restricted cash of $194.9m at 31 December 2025 (2024: $$173.9m, 2023: $197.7m).